Note 4 - Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Deferred tax liabilities:
Policy acquisition costs	$2,954,747	$3,452,732
Net unrealized gain on available-for-sale securities	9,140,543	5,108,319
Due premiums	1,068,415	1,145,646
Other	861,193	889,576
Total deferred tax liabilities	14,024,898	10,596,273

Deferred tax assets:
Benefit reserves	3,229,901	3,540,549
Other policyholder funds	376,530	474,581
AMT credit carryforwards	511,673	501,101
Accrued pension liability	1,748,090	981,867
Other	373,254	493,284
Total deferred tax assets	6,239,448	5,991,382
Net deferred tax liabilities	$7,785,450	$4,604,891

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(2.5)	(18.0)
Dividends-received deduction	(1.4)	(1.2)
Defined contribution plan dividend	(1.3)	(1.4)
Nondeductible COLI expense	(7.2)	(4.9)
Nontaxable COLI life insurance proceeds	(2.8)	-
Nondeductible travel & meals expense	1.3	0.8
True-up of provision to actual	4.4	1.7
Other	0.8	4.6

Effective income tax rate	25.3%	15.6%